Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 13,344	$ 11,614
Restricted cash	333	371
Derivative asset	109	12
Total assets	13,810	12,021
Derivative liabilities	5	7
Total liabilities	29	55
Currency forwards and swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	119	6
Derivative liabilities	15	44
Commodity swaps and options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	14
Derivative liabilities	14
Commodity swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset		30
Derivative liabilities		11
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	12,129	10,685
Restricted cash	333	371
Total assets	12,462	11,056
Total liabilities
Level 1 [Member] | Currency forwards and swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset
Derivative liabilities
Level 1 [Member] | Commodity swaps and options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset
Derivative liabilities
Level 1 [Member] | Commodity swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset
Derivative liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,215	929
Restricted cash
Total assets	1,342	953
Total liabilities	26	52
Level 2 [Member] | Currency forwards and swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	119	6
Derivative liabilities	15	44
Level 2 [Member] | Commodity swaps and options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	8
Derivative liabilities	11
Level 2 [Member] | Commodity swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset		18
Derivative liabilities		8
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Restricted cash
Total assets	6	12
Total liabilities	3	3
Level 3 [Member] | Currency forwards and swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset
Derivative liabilities
Level 3 [Member] | Commodity swaps and options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	6
Derivative liabilities	3
Level 3 [Member] | Commodity swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset		12
Derivative liabilities		$ 3